Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38992
Entity Registrant Name	AFYA LIMITED
Entity Central Index Key	0001771007
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Rua Paraiba
Entity Address, Address Line Two	No. 330
Entity Address, Address Line Three	17th floor
Entity Address, City or Town	Minas Gerais
Entity Address, Country	BR
Title of 12(b) Security	Class A common shares, par value US$0.00005 per share
Trading Symbol	AFYA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1124
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	Belo Horizonte
Class A Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	55,148,697
Class A Common Shares Held In Treasury [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	3,855,150
Class B Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	38,574,134
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua Paraiba
Entity Address, Address Line Two	No. 330
Entity Address, Address Line Three	17th floor
Entity Address, City or Town	Minas Gerais
Entity Address, Country	BR
City Area Code	55
Local Phone Number	3515-7550
Contact Personnel Name	Virgilio Deloy Capobianco Gibbon
Contact Personnel Email Address	ir@afya.com.br